Other Non-current Liabilities (Details) - Third parties - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Non-current Liabilities
Provision for profit guarantee (Note 22)	$ 79,957
Others	9,350	$ 4,219
Other non-current liabilities	$ 89,307	$ 4,219